Income Taxes - Schedule of Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Canadian
Earnings before income tax expense	$ 518	$ 526
Current income tax	154	71
Deferred income tax	(87)	17
Total Canadian	67	88
Foreign
Earnings before income tax expense	1,656	1,544
Current income tax	38	17
Deferred income tax	241	255
Total Foreign	279	272
Income tax expense	$ 346	$ 360